RESTATEMENT (Details) - USD ($)	Feb. 28, 2018		Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015
Consolidated Balance Sheets
Accounts payable and accrued liabilities	$ 324,321	[1]	$ 28,576	$ 12,940
Total Current Liabilities	325,923	[1]	29,438	17,390
Accumulated deficit	(1,370,610)	[1]	(295,089)	(60,200)
Total Stockholders' Equity	215,175	[1]	$ 544,837	$ (13,800)	$ 15,890
Originally Reported
Consolidated Balance Sheets
Accounts payable and accrued liabilities	154,211
Total Current Liabilities	155,813
Accumulated deficit	(1,200,500)
Total Stockholders' Equity	385,285
Restatement Adjustment
Consolidated Balance Sheets
Accounts payable and accrued liabilities	170,110
Total Current Liabilities	170,110
Accumulated deficit	(170,110)
Total Stockholders' Equity	$ (170,110)

[1]	Restated